BUSINESS ACQUISITIONS (Detail 4) - BWPS acquisition [Member]	12 Months Ended
Dec. 31, 2022 USD ($) shares
Cash paid to seller	$ 1,250,000
Notes payable issued to seller	$ 40,000
Contingent liability for earn-out provision | shares	60,000
Total preliminary consideration transferred	$ 1,350,000